Annual Total Returns [BarChart] - Carillon Scout Small Cap Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(4.02%)
Annual Return 2012	18.35%
Annual Return 2013	37.02%
Annual Return 2014	5.44%
Annual Return 2015	0.63%
Annual Return 2016	12.51%
Annual Return 2017	31.87%
Annual Return 2018	(5.13%)
Annual Return 2019	20.91%
Annual Return 2020	35.69%